Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following table and related disclosures. The information contained in this section shall not be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act.
PAY VERSUS PERFORMANCE TABLE
The following table sets forth the compensation information of our Principal Executive Officer (PEO) and the average compensation for our other named executive officers (non-PEO NEOs), along with the total shareholder return and net income for each of fiscal year 2024, 2023, 2022, 2021 and 2020. For further information regarding our executive compensation programs, please refer to the section entitled “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2024	$6,232,547	$9,196,190	$571,616	$738,240	$141	$151	$102,000,000	—
2023	$7,064,526	$7,108,443	$1,145,422	$791,989	$84	$152	$75,000,000	—
2022	$2,703,120	$1,862,776	$478,669	$464,672	$66	$126	$26,000,000	—
2021	$6,042,091	$4,167,196	$459,305	$343,204	$101	$162	$24,000,000	—
2020	$11,962,882	$35,160,284	$675,223	$939,203	$175	$128	($541,000,000)	—

(1)	Our PEO for 2020 through 2024 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:

2020	2021	2022	2023	2024
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber	Terry R. Taber	Terry R. Taber
		Randy D. Vandagriff	Roger W. Byrd	Roger W. Byrd
		Roger W. Byrd	Richard T. Michaels	Richard T. Michaels
John O’Grady

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2024, 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail for 2024
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$6,232,547
Aggregate SCT Reported Equity Compensation (-)	($3,904,340)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,548,201
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$1,849,432
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$974,191
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$537,722
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0

PEO Compensation Actually Paid Detail for 2024
Compensation Element
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($81,691)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$40,128
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0
Compensation Actually Paid Determination	$9,196,190

(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2024, 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail for 2024
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$571,616
Aggregate SCT Reported Equity Compensation (-)	($13,680)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$182,226
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$13,680
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$15,975
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($69,386)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$37,808
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0
Compensation Actually Paid Determination	$738,240

(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).
(5)
As all compensation issued by us during the five most recently completed fiscal years has been pursuant to contractual obligations, there have been no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance. Therefore, we are not able to use a Company-selected measure. See “Financial Performance Measures” below.

Company Selected Measure Name	(5)As all compensation issued by us during the five most recently completed fiscal years has been pursuant to contractual obligations, there have been no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance. Therefore, we are not able to use a Company-selected measure. See “Financial Performance Measures” below.
Named Executive Officers, Footnote
(1)	Our PEO for 2020 through 2024 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:

2020	2021	2022	2023	2024
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber	Terry R. Taber	Terry R. Taber
		Randy D. Vandagriff	Roger W. Byrd	Roger W. Byrd
		Roger W. Byrd	Richard T. Michaels	Richard T. Michaels
John O’Grady

Peer Group Issuers, Footnote
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).

PEO Total Compensation Amount	$ 6,232,547	$ 7,064,526	$ 2,703,120	$ 6,042,091	$ 11,962,882
PEO Actually Paid Compensation Amount	$ 9,196,190	7,108,443	1,862,776	4,167,196	35,160,284
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2024, 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail for 2024
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$6,232,547
Aggregate SCT Reported Equity Compensation (-)	($3,904,340)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,548,201
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$1,849,432
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$974,191
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$537,722
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0

PEO Compensation Actually Paid Detail for 2024
Compensation Element
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($81,691)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$40,128
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0
Compensation Actually Paid Determination	$9,196,190

Non-PEO NEO Average Total Compensation Amount	$ 571,616	1,145,422	478,669	459,305	675,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 738,240	791,989	464,672	343,204	939,203
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2024, 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail for 2024
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$571,616
Aggregate SCT Reported Equity Compensation (-)	($13,680)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$182,226
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$13,680
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$15,975
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($69,386)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$37,808
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$0
Compensation Actually Paid Determination	$738,240

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus TSR
Total Shareholder Return Amount	$ 141	84	66	101	175
Peer Group Total Shareholder Return Amount	151	152	126	162	128
Net Income (Loss)	$ 102,000,000	$ 75,000,000	$ 26,000,000	$ 24,000,000	$ (541,000,000)
Company Selected Measure Amount
PEO Name	James V. Continenza	James V. Continenza	James V. Continenza	James V. Continenza	James V. Continenza
Additional 402(v) Disclosure
Financial Performance Measures
Our Compensation, Nominating and Governance Committee (the Committee) reviews a variety of Company-wide and individual factors, as well as peer practices, when considering compensation actions with respect to our executive officers. Over the past five most recently completed fiscal years, in recognition of market conditions, no payments were made under our annual variable incentive program which has been historically used to link executive officer compensation with the Company’s financial performance. Furthermore, any equity award issuances over the five most recently completed fiscal years have been made in the form of RSUs or stock options with vesting dependent upon continued employment and the compensation value ultimately realized by our executive officers remains subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization). As all compensation issued by us during the four most recently completed fiscal years has been pursuant to contractual obligations, there were no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,691)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,128
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,904,340)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,548,201
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,849,432
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	974,191
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,722
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,386)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,808
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,680)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,226
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,680
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,975
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0